Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Income Taxes

Note 16 — Income Taxes

The current and deferred portions of the income tax expense included in the consolidated statements of operations and comprehensive income (loss) as determined in accordance with ASC 740, Income Taxes, are as follows:

	Year ended December 31,
	2023	2022	2021

Current	$1,058	$3,419	$53,239
Deferred	-	-	1,128
	$1,058	$3,419	$54,367

A reconciliation of the difference between the expected income tax expense or benefit computed at applicable statutory income tax rates and the Group’s income tax expense is shown in the following table:

	Year ended December 31,
	2023	2022	2021

Income tax (benefit) expense at applicable statutory rate (1)	$(792,883)	$(5,199,883)	$3,085
Nondeductible expenses	939,078	328,511	(398,706)
Impact of foreign tax rate differential (2)	(1,047,950)	3,117,801	(1,208,726)
Current year change in valuation allowance	(45,629)	1,804,389	1,606,803
Other	(4,304)	(47,399)	(1,328)
Prior year examination adjustment	952,746	-	53,239
Reported income taxes	$1,058	$3,419	$54,367

(1)	The applicable statutory rate applied is based on the profits tax rates in Hong Kong. Effective for tax years ended on or after December 31, 2018, the applicable tax rate was 8.25% on the first HK $2,000,000 of assessable profits and 16.5% on any assessable profits above that threshold. The 8.25% tax rate can only be utilized by one entity in a controlled group. All other Hong Kong entities in the Group utilize the 16.5% tax rate. The Singapore entity within the Group has an applicable tax rate of 17.0%. The entity in the United States within the Group has a federal tax rate of 21.0%.

(2)	The Group also has entities domiciled in the British Virgin Islands and the Cayman Islands, but such entities are not subject to income or capital gains taxes.

Significant components of the Group’s deferred tax assets (liabilities) are presented below:

	As of December 31,
	2023	2022

Deferred tax asset
Net operating loss carryforwards	$4,906,816	$4,952,445
Less: Valuation allowance	(4,906,816)	(4,952,445)
Net deferred tax asset	$-	$-

Management has applied a valuation allowance to the total amount of deferred tax assets based on the determination that it is more likely than not that the deferred tax asset will not be realized. This determination was based on the historic and estimated future profitability of the entities to which the deferred tax assets relate. The tax rules in Hong Kong do not allow the Group to file on a consolidated basis.